Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	BLUEPHOENIX SOLUTIONS LTD
Entity Central Index Key	0001029581
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013
Entity Filer Category	Non-accelerated Filer

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 2,363	$ 2,863	$ 4,561	$ 4,887
Cost of revenues	1,088	2,016	2,178	4,227
Gross profit	1,275	847	2,383	660
Research and development costs	349	126	696	264
Selling, general and administrative expenses	1,606	1,975	3,115	4,676
(Gain) loss on sales of subsidiaries and Appbuilder	59	(157)	(786)	(245)
Total operating expenses	2,014	1,944	3,025	4,695
Operating loss	(739)	(1,097)	(642)	(4,035)
Financial expenses (income), net	(31)	1,956	42	2,460
Other income				(580)
Loss before taxes	(708)	(3,053)	(684)	(5,915)
Taxes on income	3	53	51	137
Net loss from continuing operation	(711)	(3,106)	(735)	(6,052)
Net loss from discontinued operation		917	399	1,164
Net loss	(711)	(4,023)	(1,134)	(7,216)
Net result attributable to noncontrolling interests	44	85	221	141
Loss attributed to BluePhoenix shareholders	$ (755)	$ (4,108)	$ (1,355)	$ (7,357)
Loss per share:
From continued operation- basic and diluted	$ (0.07)	$ (0.48)	$ (0.09)	$ (0.95)
From discontinued operation- basic and diluted	$ 0	$ (0.14)	$ (0.04)	$ (0.18)
Attritubed to the shareholders	$ (0.07)	$ (0.62)	$ (0.13)	$ (1.13)
Shares used in per share calculation: Basic and diluted	10,694	6,600	10,668	6,520

UNAUDITED RECONCILIATION OF GAAP TO NON-GAAP RESULTS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
UNAUDITED RECONCILIATION OF GAAP TO NON-GAAP RESULTS [Abstract]
GAAP gross profit	$ 1,275	$ 847	$ 2,383	$ 660
Amortization of intangible assets	42	385	115	948
Expenses related to cost saving plan and one time charges				36
Non-GAAP gross profit	1,317	1,232	2,498	1,644
GAAP operating loss	(739)	(1,097)	(642)	(4,035)
Expenses related to cost saving plan and one time charges				87
Stock-based compensation	115	281	263	965
(Gain) loss on sales of Appbuilder	59	(157)	(786)	(245)
Non-GAAP operating loss	(523)	(588)	(1,050)	(2,280)
GAAP Net loss attributable to BluePhoenix	(755)	(4,108)	(1,355)	(7,357)
Revaluation of derivatives and discount amortization	(38)	1,724	(36)	1,979
Net loss from discontinued operation		917	399	1,164
Non-GAAP net loss attributable to BluePhoenix	$ (577)	$ (958)	$ (1,400)	$ (2,459)
Shares used in diluted earnings per share calculation	10,694	6,600	10,668	6,520
Non-GAAP diluted loss per share	$ (0.05)	$ (0.15)	$ (0.13)	$ (0.38)

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,862	$ 2,560
Restricted cash	33	33
Trade accounts receivable, net	2,408	2,445
Other current assets	805	581
Assets held for sale		791
Total Current Assets	5,108	6,410
Non-Current Assets:
Property and equipment, net	487	562
Goodwill	12,501	12,501
Intangible assets and other, net	162	277
Total Non-Current Assets	13,150	13,340
TOTAL ASSETS	18,258	19,750
Current Liabilities:
Short-term bank credit	149	217
Trade accounts payable	992	1,256
Deferred revenues	1,089	712
Other current liabilities	866	950
Liabilities held for sale		467
Total Current Liabilities	3,096	3,602
Non-Current Liabilities
Accrued severance pay, net	398	408
Loans from banks and others	223	281
Derivatives liabilities - Warrants	334	370
Total Non-Current Liabilities	955	1,059
Total Equity	14,207	15,089
TOTAL LIABILITIES AND EQUITY	$ 18,258	$ 19,750

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (711)	$ (4,023)	$ (1,134)	$ (7,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	77	506	204	1,200
Increase (decrease) in accrued severance pay, net	(2)	15	(11)	(34)
Stock-based compensation	115	281	263	965
Change in fair value of derivatives and discount amortization	(38)	1,724	(36)	1,979
(Gain) loss on sales of subsidiaries and Appbuilder		550	(473)	462
Loss on sale of property and equipment				12
Changes in operating assets and liabilities:
Decrease in trade receivables	78	366	226	710
Decrease (increase) in other current assets	40	(33)	(62)	(885)
Decrease in trade payables	(80)	(337)	(258)	(695)
Increase (decrease) in other current liabilities and deferred revenues	309	(465)	(59)	(193)
Net cash used in operating activities	(212)	(1,416)	(1,340)	(3,695)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash		3,349		4,031
Purchase of property and equipment	(3)	(15)	(9)	(60)
Proceeds from sale of property and equipment				41
Proceeds from sales of subsidiaries and Appbuilder		2,499	800	2,849
Net cash provided (used) by investing activities	(3)	5,833	791	6,861
CASH FLOWS FROM FINANCING ACTIVITIES:
Short term bank credit and convertible notes, net	(28)	(1,484)	(149)	(1,484)
Repayment of long term loan		(2,821)		(3,487)
Net cash used in financing activities	(28)	(4,305)	(149)	(4,971)
NET CASH INCREASE (DECREASE) IN CASH AND CASH EQUVIALETS	(243)	112	(698)	(1,805)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	2,105	2,080	2,560	3,997
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,862	$ 2,192	$ 1,862	$ 2,192